UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY (Parenthetical) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 750	$ 750